Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [text block] [Abstract]
Schedule of fair value financial assets
	December 31, 2021			December 31, 2020
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Gix Media’s shares (see note 3.E)	-	-	-	-	2,438	2,438
Gix warrants (see note 3.E)	-	-	-	-	14	14
Gix conversion right (see note 3.E)	-	-	-	-	1,393	1,393
Gix anti-dilution protection (see note 3.E)	-	469	469	-	473	473
ABI	-	126	126
Safo investment	53	-	53	113	-	113
Safo warrants	-	34	34	-	98	98
ScoutCam warrants	-	-	-	-	-	-
Maris investment	-	303	303	-	-	-
Tondo investment	429	-	429	-	-	-
Safee investment	400	-	400	-	-	-
SciSparc investment	911	-	911	-	-	-
Polyrizon warrants	-	516	516	-	-	-
Automax (see note 3.F)	1,676	-	1,676	-	-	-
Total	3,469	1,448	4,917	113	4,416	4,529

Schedule of financial assets
	Investment in SAFO	Tondo	Safee	SciSparc ltd	Automax (Matomy)	Total
	USD in thousands

Balance as of January 1, 2021	113	-	-	-	-	113

Initial recognition at fair value upon dilution of equity investment	-	-	-	-	1,553	1,553
Purchase of securities	-	472	400	825	279	1,976
Sale of securities	-	(42)	-		-	(42)
Net change in fair value of financial assets at fair value recognized through profit or loss	(60)	(1)	-	86	(156)	(131)
Balance as of December 31, 2021	53	429	400	911	1,676	3,469

	Gix Media’s shares	Gix Warrants	ScoutCam warrants	Maris investment and warrants	Conversion Right	Polyrizon warrants	ABI	Anti-dilution	SAFO Warrants	Total
	USD in thousands
Balance as of January 1, 2021	2,438	14	-	-	1,393	-	-	473	98	4,416
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (Note 3.C)	-	-	97	-	-	-	-	-	-	97
Exercise of warrants (Note 3)	-	-	(51)	-	-	-	-	-	-	(51)
Initial recognition of financial asset	-	-	-	240	-	-	126	-	-	366
Net changes at fair value recognized through profit or loss	373	(14)	(46)	63	213	516	-	(4)	(64)	1,037
Exercise of Conversion Right (see note 3.F)	(2,811)	-	-	-	(1,606)	-	-	-	-	(4,417)
Balance as of December 31, 2021	-	-	-	303	-	516	126	469	34	1,448

	Gix Media’s shares	Gix Warrants	Reverse earn out	Conversion Right	Anti- dilution	SAFO Warrants	Total
	USD in thousands
Balance as of January 1, 2020	2,637	71	-	619	289	-	3,616
Initial recognition of financial asset	196	-	(196)	-	-	98	98
Changes in fair value recognized through profit or loss	(395)	(57)	196	774	184	-	702
Balance as of December 31, 2020	2,438	14	-	1,393	473	98	4,416

	Linkury’s shares	Algomizer Warrants	Reverse earn out	Conversion Right	Anti- dilution	Total
	USD in thousands
Balance as of January 1, 2019	-	-	-	-	-	-
Initial recognition of financial asset	2,501	162	13	617	231	3,524
Changes in fair value recognized within profit or loss	136	(91)	(13)	2	58	92
Balance as of December 31, 2019	2,637	71	-	619	289	3,616

Schedule of fair value measurement of liabilities
	December 31,			December 31,
	2021			2020
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands			USD in thousands
Fair value of warrants	555	137	692	1,003	36	1,039

Schedule of Level 3 financial liabilities
Warrants
USD in thousands
Opening balance as of January 1, 2021	36
Changes in fair value of warrants issued to investors	(36)
Closing balance as of December 31, 2021	-

Warrants
USD in thousands
Opening balance as of January 1, 2020	40
Changes in fair value of warrants issued to investors	(6)
Closing balance as of December 31, 2020	36

Warrants
USD in thousands
Opening balance as of January 1, 2019	97
Changes in fair value of warrants issued to investors	(57)
Closing balance as of December 31, 2019	40